Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2023 shares $ / shares	Oct. 31, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, outstanding at beginning of year | shares	7,509	7,055
Number of options, granted | shares	1,088	1,184
Number of options, exercised | shares	(740)	(684)
Number of options, forfeited in the year | shares	(90)	(46)
Number of options, outstanding at end of year | shares	7,767	7,509
Number of options, exercisable at end of year | shares	3,830	3,502
Weighted average exercise price, outstanding at beginning of year | $ / shares	$ 100.07	$ 92.27
Weighted average exercise price, granted | $ / shares	131.64	129.99
Weighted average exercise price, exercised | $ / shares	84.76	73.98
Weighted average exercise price, forfeited in the year | $ / shares	113.55	104.28
Weighted average exercise price, outstanding at end of year | $ / shares	106.01	100.07
Weighted average exercise price, exercisable at end of year | $ / shares	$ 91.84	$ 87.15